Note 13 - Quantitative Information about Fair Value (Level 3) (Detail: Text Values) - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets [Member]
Non-derivative other financial instruments held at fair value, Included in other financial assets [Abstract]
Other trading assets	€ 196	€ 13
Other financial assets mandatory at fair value through profit or loss	2,400	2,000
Other financial assets at FV through OCI	38
Liabilities [Member]
Included in other financial liabilities [Abstract]
Securities sold under repurchase agreements designated at fair value	141	€ 112
Other financial liabilities designated at fair value	€ 45